Condensed Parent Company Financial Information (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 1,120	$ 1,231	$ 1,141	$ 1,055	$ 820	$ 998	$ 973	$ 896	$ 4,547	$ 3,687	$ 3,496
Adjustments to reconcile net income to cash provided by operations:
Other assets and liabilities									309	(37)	(419)
Net cash provided by operating activities									7,064	5,774	6,002
Cash flows from investing activities:
Purchases									(82,382)	(95,542)	(54,909)
Net cash provided by (used in) investing activities									(52,931)	13,138	(3,770)
Cash flows from financing activities:
Cash dividends paid									(1,969)	(1,969)	(1,969)
Cash received from exercise of stock options									5
Net cash provided by financing activities									30,487	14,986	3,467
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS									(15,380)	33,898	5,699
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR				82,258				48,360	82,258	48,360	42,661
CASH AND CASH EQUIVALENTS AT END OF YEAR	66,878				82,258				66,878	82,258	48,360
Parent Company [Member]
Cash flows from operating activities:
Net income									4,547	3,687	3,496
Adjustments to reconcile net income to cash provided by operations:
Equity earnings in subsidiary, net of dividends									(2,779)	(1,607)	(1,814)
Other assets and liabilities									49	48	21
Net cash provided by operating activities									1,817	2,128	1,703
Cash flows from investing activities:
Purchases											(4)
Net cash provided by (used in) investing activities											(4)
Cash flows from financing activities:
Cash dividends paid									(1,969)	(1,969)	(1,969)
Cash received from exercise of stock options									5
Net cash provided by financing activities									(1,964)	(1,969)	(1,969)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS									(147)	159	(270)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR				535				376	535	376	646
CASH AND CASH EQUIVALENTS AT END OF YEAR	$ 388				$ 535				$ 388	$ 535	$ 376